Shareholders' equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of shareholders equity [Line Items]
Beginning balance	€ 24,341	€ 26,250	€ 27,683
Owners of Aegon N.V.	2,469	437	(432)
Other comprehensive income / (loss)	(2,038)	(1,301)	(380)
Shares issued	3	1	1
Dividend withholding tax reduction	2	(2)	1
Ending balance	24,102	24,341	26,250
Share capital [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	8,193	8,387	8,597
Shares issued	3	1	1
Ending balance	8,053	8,193	8,387
Revaluation account [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	5,381	6,471	8,308
Other comprehensive income / (loss)	(461)	(1,090)	(1,837)
Ending balance	4,920	5,381	6,471
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	(1,820)	(1,532)	(1,611)
Other comprehensive income / (loss)	151	(288)	79
Ending balance	(1,669)	(1,820)	(1,532)
Retained earnings [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	7,419	7,832	8,639
Other comprehensive income / (loss)	13	(2)	10
Dividend withholding tax reduction	2	(2)	1
Ending balance	9,374	7,419	7,832
Aegon N.V [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	20,520
Net income 2016	2,469
Owners of Aegon N.V.	2,469	437	(432)
Foreign currency translation differences and movement in foreign investment hedging reserves	(1,615)
Changes in revaluation subsidiaries	(461)
Remeasurement of defined benefit plans of group companies	49
Transfer to legal reserve	(20)
Other	12
Other comprehensive income / (loss)	(2,035)
Shares issued	3
Dividend common shares	(438)
Dividend withholding tax reduction	2
Treasury shares	(106)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	(131)
Repurchased and sold own shares	4
Ending balance	20,288	20,520
Aegon N.V [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	20,520	22,440
Net income 2016		437
Owners of Aegon N.V.		437
Foreign currency translation differences and movement in foreign investment hedging reserves		68
Changes in revaluation subsidiaries		(1,090)
Remeasurement of defined benefit plans of group companies		(304)
Transfer to legal reserve		13
Other		(2)
Other comprehensive income / (loss)		(1,316)
Shares issued		€ 1
Shares withdrawn		(382)
Dividend common shares		€ (490)
Dividend withholding tax reduction		(2)
Treasury shares		(27)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax		(133)
Repurchased and sold own shares		(9)
Ending balance		20,520	22,440
Aegon N.V [member] | Share capital [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	319
Shares issued	3
Ending balance	322	319
Aegon N.V [member] | Share capital [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	319	328
Shares issued		€ 1
Shares withdrawn		(10)
Ending balance		€ 319	328
Aegon N.V [member] | Paid-in surplus [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	7,873
Dividend common shares	(142)
Ending balance	7,731	7,873
Aegon N.V [member] | Paid-in surplus [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	7,873	8,059
Dividend common shares		(186)
Ending balance		7,873	8,059
Aegon N.V [member] | Revaluation account [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	5,450
Changes in revaluation subsidiaries	(461)
Transfer to legal reserve	28
Other comprehensive income / (loss)	(433)
Ending balance	5,017	5,450
Aegon N.V [member] | Revaluation account [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	5,450	6,551
Changes in revaluation subsidiaries		(1,090)
Transfer to legal reserve		(11)
Other comprehensive income / (loss)		(1,101)
Ending balance		5,450	6,551
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	(1,820)
Foreign currency translation differences and movement in foreign investment hedging reserves	102
Remeasurement of defined benefit plans of group companies	49
Other comprehensive income / (loss)	151
Ending balance	(1,669)	(1,820)
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	(1,820)	(1,532)
Foreign currency translation differences and movement in foreign investment hedging reserves		16
Remeasurement of defined benefit plans of group companies		(304)
Other comprehensive income / (loss)		(288)
Ending balance		(1,820)	(1,532)
Aegon N.V [member] | Legal reserve FCTR [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	1,316
Foreign currency translation differences and movement in foreign investment hedging reserves	(1,717)
Other comprehensive income / (loss)	(1,717)
Ending balance	(401)	1,316
Aegon N.V [member] | Legal reserve FCTR [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	1,316	1,264
Foreign currency translation differences and movement in foreign investment hedging reserves		52
Other comprehensive income / (loss)		52
Ending balance		1,316	1,264
Aegon N.V [member] | Legal reserve group companies [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	1,169
Transfer to legal reserve	(47)
Other comprehensive income / (loss)	(47)
Ending balance	1,122	1,169
Aegon N.V [member] | Legal reserve group companies [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	1,169	1,048
Transfer to legal reserve		121
Other comprehensive income / (loss)		121
Ending balance		1,169	1,048
Aegon N.V [member] | Retained earnings [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	5,966
Net income 2016 retained	437
Owners of Aegon N.V.	437
Transfer to legal reserve	(1)
Other	12
Other comprehensive income / (loss)	11
Dividend common shares	(296)
Dividend withholding tax reduction	2
Treasury shares	30
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	(131)
Repurchased and sold own shares	4
Ending balance	6,022	5,966
Aegon N.V [member] | Retained earnings [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	5,966	7,423
Net income 2015 retained		(432)
Owners of Aegon N.V.		(432)
Transfer to legal reserve		(97)
Other		(2)
Other comprehensive income / (loss)		€ (99)
Shares withdrawn		(372)
Dividend common shares		€ (304)
Dividend withholding tax reduction		(2)
Treasury shares		(106)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax		(133)
Repurchased and sold own shares		(9)
Ending balance		5,966	7,423
Aegon N.V [member] | Treasury shares [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	(190)
Treasury shares	(136)
Ending balance	(325)	(190)
Aegon N.V [member] | Treasury shares [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	(190)	(269)
Treasury shares		79
Ending balance		(190)	(269)
Aegon N.V [member] | Net income /(loss) [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	437
Net income 2016 retained	(437)
Net income 2016	2,469
Owners of Aegon N.V.	2,032
Ending balance	2,469	437
Aegon N.V [member] | Net income /(loss) [member] | Common Share B [member]
Disclosure of shareholders equity [Line Items]
Beginning balance	€ 437	(432)
Net income 2015 retained		432
Net income 2016		437
Owners of Aegon N.V.		869
Ending balance		€ 437	€ (432)